Average Annual Total Returns	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended	360 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.69%	[1]	14.29%
Russell 3000® Health Care Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	6.31%	10.71%	[1]	9.54%
Lipper Health/Biotechnology Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	21.68%	3.20%	10.46%	[1]	8.15%
T. Rowe Price Health Sciences Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	4.21%			9.14%
Performance Inception Date						Dec. 29, 1995
T. Rowe Price Health Sciences Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.70%	2.39%			7.39%
T. Rowe Price Health Sciences Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.65%	3.10%			7.12%
T. Rowe Price Health Sciences Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	17.89%	4.34%	11.11%
Performance Inception Date			Mar. 23, 2016

[1]	Return since 3/23/16.